Employee Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Employee Benefits [Abstract]
Pension expense	$ 852	$ 754	$ 784